UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Common shares USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2020 | shares		32,630,536
Balance at beginning of period at Dec. 31, 2020	$ 200,306	$ 264,357	$ 2,537	$ 1,699	$ (68,287)
Exercise of stock options (in shares) | shares	86,684	86,684
Exercise of stock options	$ 184	$ 264	(80)
Share-based compensation	917		917
Comprehensive loss	(7,568)			5,266	(12,834)
Balance at end of period (in shares) at Jun. 30, 2021 | shares		32,717,220
Balance at end of period at Jun. 30, 2021	193,839	$ 264,621	3,374	6,965	(81,121)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	4,312	2,113	(81,888)
Exercise of stock options (in shares) | shares	6,409	6,409
Exercise of stock options	$ 53	$ 101	(48)
Share-based compensation	2,624		2,624
Shares issued in connection with acquisitions (in shares) | shares		15,364
Shares issued related to contingent consideration	700	$ 700
Share issuance under employee share purchase plan (in shares) | shares		6,377
Share issuance under employee share purchase plan	304	$ 361	(57)
Comprehensive loss	(6,799)			(1,943)	(4,856)
Balance at end of period (in shares) at Jun. 30, 2022 | shares		32,885,572
Balance at end of period at Jun. 30, 2022	$ 187,538	$ 267,281	$ 6,831	$ 170	$ (86,744)